SCHEDULE OF COMPANY ISSUED COMMON STOCK (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock in connection with sales made under private offerings, value	$ 1,411,900	$ 444,451	$ 1,582,250	$ 612,300	$ 489,875
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued	368,360		1,577,482
Stock based compensation, shares	125,808		145,399
Stock based compensation, value			$ 13,500
Issuance of common stock in connection with sales made under private offerings, shares	189,356	47,889	200,611	55,145	123,575
Issuance of common stock in connection with sales made under private offerings, value	$ 189	$ 48	$ 201	$ 55	$ 124
Effects of the merger with Apollo Resources Corp, shares	53,197		1,231,473
Effects of the merger with Apollo Resources Corp, value
Number of shares issued, value			$ 1,595,750
Common Stock [Member] | Private Offerings [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of common stock in connection with sales made under private offerings, shares	189,356		200,611
Issuance of common stock in connection with sales made under private offerings, value			$ 1,582,250